Gold Prepay Loan - Reconciliation of changes in financial assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [abstract]
Financial assets at beginning of period	$ 15,157	$ 6,842
Increase in principal of Gold Prepay Loan	0	15,500
Gold deliveries	(1,522)	(11,674)
Interest	(210)	(965)
Change in fair value	(690)	5,454
Termination	(12,735)	0
Financial assets at end of period	$ 0	$ 15,157